Apr. 30, 2021
Gabelli Global Mini Mites Fund
GABELLI GLOBAL MINI MITESTM FUND (the “Global Mini Mites Fund”)
Investment Objectives
The Global Mini Mites Fund primarily seeks to provide investors with long term capital appreciation.
Fees and Expenses of the Global Mini Mites Fund:
Effective January 27, 2020 (the “Effective Date”), the Global Mini Mites Fund’s respective Class AAA, Class A, and Class C shares have been “closed to purchases from new investors.” “Closed to purchases from new investors” means: (i) with respect to Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C shares, neither new investors nor existing shareholders may purchase any additional shares of such class. These changes have no effect on existing shareholders’ ability to redeem shares of the Global Mini Mites Fund as described herein. This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Mini Mites Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds when and if initial investments into Class A shares are reopened. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 57 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Global Mini Mites Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example
This example is intended to help you compare the cost of investing in the Global Mini Mites Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Global Mini Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Mini Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
You would pay the following expenses if you did not redeem your shares of the Global Mini Mites Fund:
Portfolio Turnover
The Global Mini Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Mini Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Mini Mites Fund’s performance. During the most recent fiscal year, the Global Mini Mites Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies
The Global Mini Mites Fund primarily invests in equity securities of micro-cap companies, which the Global Mini Mites Fund defines as companies that have a market capitalization (defined as shares outstanding multiplied by the current market price) of $250 million or less at the time of the Global Mini Mites Fund’s investment. Equity securities include common stocks (including indirect holdings of common stock through depositary receipts), as well as other equity securities such as preferred stocks and convertible securities. Micro-cap companies may be engaged in new and emerging industries. Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. As a “global” fund, the Global Mini Mites Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Mini Mites Fund’s total net assets are invested in securities of non-U.S. issuers or related investments thereof (such as depositary receipts and derivative instruments). The Global Mini Mites Fund may invest in companies located in developed or emerging markets as well as in non-equity securities, such as corporate bonds or other debt securities or financial instruments, including foreign debt securities. The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”), and the Global Mini Mites Fund focuses on micro-cap companies that appear to be underpriced relative to their PMV. PMV is the value the Adviser believes informed purchasers would be willing to pay to acquire a company or other assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for catalysts, factors indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. Additionally, the Adviser may also consider the securities of companies that appear to have favorable yet undervalued prospects for earnings growth and price appreciation. In this regard, the Adviser may invest the Global Mini Mites Fund’s assets in companies that it believes have above average or expanding market shares, profit margins, and returns on equity. In evaluating growth prospects, the Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports and quarterly statements as well as direct interviews with company management. When applying a growth strategy, the Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations. The Adviser expects to seek to sell investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Global Mini Mites Fund. The Global Mini Mites Fund may invest in non-U.S. equity securities through depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments, which are generally subject to risks associated with equity securities and investments in foreign (non-U.S.) securities. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. ADRs are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In most other respects, ADRs, EDRs and GDRs for foreign securities have the same characteristics as the underlying securities.
Principal Risks
You may want to invest in the Global Mini Mites Fund if: • you seek to diversify your investments outside the U.S. • you seek exposure to the micro-capitalization market segment despite the potential volatility of micro‑capitalization stocks. • you are a long term investor. • you seek long term growth of capital. The Global Mini Mites Fund’s share price will fluctuate with changes in the market value of its portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Global Mini Mites Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Global Mini Mites Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Global Mini Mites Fund. Investing in the Global Mini Mites Fund involves the following risks: • Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Global Mini Mites Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Global Mini Mites Fund’s securities goes down, your investment in the Global Mini Mites Fund decreases in value. • Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Global Mini Mites Fund’s performance, as well as the performance and viability of issuers in which it invests • Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, tariffs or punitive taxation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets. • Emerging Market Risk. Foreign securities risks are more pronounced in emerging markets. Investments in emerging markets may experience sharp price swings, as there may be less government supervision and regulation of business in such markets, and may entail risks relating to political and economic instability and expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Securities markets in emerging markets may be less liquid and developed than those in the United States, potentially making prices erratic. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. There may be little financial information available about emerging market issuers, and it may be difficult to obtain or enforce a judgment against them. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative. • Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Global Mini Mites Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. In addition, the Global Mini Mites Fund’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. • Depositary Receipts. The Global Mini Mites Fund may invest in non-U.S. equity securities through depositary receipts, including ADRs, EDRs, GDRs and other similar global instruments. While ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign (non-U.S.) securities may also apply to ADRs, EDRs and GDRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer. • Micro-Cap Company Risk. Although micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of such companies may involve greater risks than investing in larger, more established companies, including the risk of loss and the risk that the Global Mini Mites Fund’s returns may differ significantly from returns of funds investing in larger-cap companies or other asset classes. Micro-cap companies may be new or unseasoned companies which are in their very early stages of development. Micro-cap companies generally have limited product lines, markets, management personnel, competitive strengths, research, and financial resources, and may be more vulnerable to adverse business or market developments. Their securities may trade less frequently and in more limited volume, and are subject to more abrupt or erratic market price movements, than the securities of larger, more established companies. The Global Mini Mites Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities, and may need a considerable amount of time to purchase or sell its positions in these securities. Also, micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, micro-cap company stock prices tend to rise and fall in value more than other stock prices. Micro-cap securities are highly volatile, and these companies may fail to execute their business plans and go out of business. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable. Micro-cap companies may be more vulnerable than larger companies to key personnel losses due to reliance on a smaller number of management personnel. These conditions, which create greater opportunities to find securities trading below the Adviser’s estimate of the company’s current worth, also involve increased risk. The shares of micro-cap companies may require fair-value pricing, which is subjective and requires judgment by the Adviser, and may be at risk for de-listing from a securities exchange, making it difficult for the Global Mini Mites Fund to buy and sell shares of a particular company. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Global Mini Mites Fund will realize fair valuation upon the sale of a security. In addition, there may be less public information available about micro-cap companies. It may take a long time before the Global Mini Mites Fund realizes a gain, if any, on an investment in a micro-cap company. Micro-cap companies may have limited financial resources and little or no access to additional credit and therefore may be more susceptible to market downturns or rising credit costs than larger, more established companies. The risks of investing in micro-cap companies are even greater than those of investing in small-cap companies, which may have market capitalizations of up to $3 billion at the time of investment. • Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. • Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception. • Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Mini Mites Fund holds, then the value of the Global Mini Mites Fund’s shares may decline. • Non‑Diversification Risk. As a non‑diversified mutual fund, more of the Global Mini Mites Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Mini Mites Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund. • Liquidity Risk. Liquidity risk is the risk that certain of the Global Mini Mites Fund’s securities holdings may be considered to be illiquid, which means that they may become difficult to value, purchase, or sell. This could prevent the Global Mini Mites Fund from purchasing or selling such illiquid securities at an advantageous time or price, and could require the Global Mini Mites Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Because the trading market for micro and nano-cap stocks is generally more volatile, thin, and unpredictable relative to larger capitalization stocks, the Global Mini Mites Fund is subject to greater liquidity risk than a fund that invests in larger capitalization stocks. • Limited Operating History. The Global Mini Mites Fund commenced operations on October 1, 2018 and therefore has a limited operating history and may have higher expenses (although the Global Mini Mites Fund expects that such expenses would be limited under its Expense Deferral Agreement with the Adviser). There can be no assurance that the Global Mini Mites Fund will grow to or maintain an economically viable size. The Global Mini Mites Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.
Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Mini Mites Fund by showing changes in the Global Mini Mites Fund’s performance from year to year and by showing how the Global Mini Mites Fund’s average annual returns for one year compared with those of broad based securities market indices. As with all mutual funds, the Global Mini Mites Fund’s past performance (before and after taxes) does not predict how the Global Mini Mites Fund will perform in the future. Updated information on the Global Mini Mites Fund’s results can be obtained by visiting www.gabelli.com
GLOBAL MINI MITES FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 33.95% (quarter ended December 31, 2020) and the lowest return for a quarter was (32.61)% (quarter ended March 31, 2020).
Average Annual Total Returns (for the periods ended December 31, 2020,with maximum sales charges, if applicable)